Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share Capital	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total
Balance, beginning of year at Dec. 31, 2018	$ 3,294,496	$ 46,626	$ (1,567,680)	$ (306,117)
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	(190,917)		56,632		$ (134,300)
Share-based compensation - tax withholdings settled in cash		(3,705)
Share-based compensation - treasury settled	3,296	(3,296)
Share-based compensation - non-cash		16,814
Net income/(loss)			(204,400)		(204,400)
Dividends declared			(20,907)		(20,900)
Unrealized gain/(loss) on foreign currency translation				11,995	11,995
Foreign exchange gain/(loss) on net investment hedge, net of tax					0
Balance, end of year at Dec. 31, 2019	3,106,875	56,439	(1,736,355)	(294,122)	1,132,837
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	(3,582)		1,775		(1,900)
Share-based compensation - tax withholdings settled in cash		(5,567)
Share-based compensation - treasury settled	10,694	(10,694)
Share-based compensation - non-cash		9,204
Net income/(loss)			(693,351)		(693,351)
Cancellation of predecessor shares	(158)		158
Dividends declared			(19,962)		(20,000)
Unrealized gain/(loss) on foreign currency translation				(2,169)	(2,169)
Foreign exchange gain/(loss) on net investment hedge, net of tax				1,780	1,780
Balance, end of year at Dec. 31, 2020	3,113,829	49,382	(2,447,735)	(294,511)	420,965
Increase (decrease) in equity
Issue of shares (net of tax effected issue costs)	99,516
Purchase of common shares under Normal Course Issuer Bid	(128,686)		5,504		(123,200)
Share-based compensation - tax withholdings settled in cash		(3,551)
Share-based compensation - treasury settled	9,402	(9,402)
Share-based compensation - non-cash		14,452
Net income/(loss)			234,441		234,441
Dividends declared			(30,535)		(30,500)
Unrealized gain/(loss) on foreign currency translation				(6,893)	(6,893)
Foreign exchange gain/(loss) on net investment hedge, net of tax				4,097	4,097
Balance, end of year at Dec. 31, 2021	$ 3,094,061	$ 50,881	$ (2,238,325)	$ (297,307)	$ 609,310